Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation	$ 3.4	$ 1.8	$ 1.3